Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in the net carrying amount of core deposit intangible assets
Amortization	$ (135)	$ (408)	$ (1,243)
Core Deposit Intangible Asset
Changes in the net carrying amount of core deposit intangible assets
Balance at beginning of year	135	543	978
Amortization	(135)	(408)	(435)
Balance at end of year		$ 135	$ 543